S000010361 [Member] Investment Objectives and Goals - AB Virginia Portfolio	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AB Virginia Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Virginia personal income tax that is available without assuming what the Adviser considers to be undue risk.